Income Tax Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax Expenses

11. INCOME TAX EXPENSES

	2020	2019	2018
Profit before income tax expenses	8,517,078	6,685,136	5,645,547
Profit before income tax from discontinued operations	6,645,683	1,116,066	810,159

Accounting income before income tax	15,162,761	7,801,202	6,455,706
Income tax rate	30%	30%	30%

Income tax with statutory tax rate	(4,548,828)	(2,340,361)	(1,936,712)
Adjustments for calculation of the effective income tax:
Effect of derecognition of Yguazú Cementos S.A.	642,649	223,213	162,032
Impairment of tax losses recognized in Ferrosur Roca S.A.	(160,903)	—	—
Effects of the fiscal revaluation and inflation adjustments for accounting and tax purposes	187,159	205,498	(610,103)
Effect of change in tax rate	122,149	(383,166)	(11,382)
Other non-taxable income or non-deductible expense, net	(22,868)	(1,131)	25,530

Total income tax	(3,780,642)	(2,295,947)	(2,370,635)
Income tax
Current	(3,897,349)	(1,502,032)	(2,197,740)
Deferred	116,707	(793,915)	(172,895)

Total	(3,780,642)	(2,295,947)	(2,370,635)
Income tax included in the statement of other comprehensive income	(2,263,560)	(2,200,136)	(2,304,174)
Income tax from discontinued operations	(1,517,082)	(95,811)	(66,461)
11.1. The deferred income tax assets and liabilities are as follows:

	2020	2019	2018
Assets
Loss carryforward from subsidiary	143,235	365,995	285,526
Leases	24,684	56,287	—
Provisions	54,081	126,957	32,842
Other receivables	29,311	—	—
Accounts Payable	—	136,689	—
Salaries and social security contributions	9,567	—	—
Other liabilities	22,668	—	—
Trade receivables	17,106	16,984	1,969
Others	6,250	10,501	10,648

Total deferred tax assets	306,902	713,413	330,985

	2020	2019	2018
Liabilities
Investments	(23,383)	(5,994)	(2,115)
Other receivables	—	(54,340)	(44,733)
Property, plant and equipment	(5,353,939)	(6,092,226)	(6,275,493)
Borrowings	(2,978)	(1,476)	(3,797)
Inventories	(756,617)	(808,974)	(595,790)
Other liabilities	—	(3,551)	(11,278)
Taxes payable (tax inflation adjustment)	(1,445,822)	(1,146,495)	—
Others	(269)	(14)	(21,177)

Total deferred tax liabilities	(7,583,008)	(8,113,070)	(6,954,383)

Total net deferred tax liabilities	(7,276,106)	(7,399,657)	(6,623,398)

11.2. Unrecognized temporary differences on investments and other interests
The temporary differences related to investments in subsidiaries and other interests for which no deferred tax liabilities have been recognized are mainly due to the Group not expecting to receive dividends from such companies, because their profits are reinvested in its businesses. The detail of unrecognized temporary differences is as follows:

	2020	2019	2018
Subsidiaries	88,996	(81,945)	(283,360)
Others	(847)	(839)	(823)

Total	88,149	(82,784)	(284,183)
The Group determined that the benefits not distributed by its controlled companies will not be distributed in the near future.